Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (14,845)	$ (51,080)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	753	1,020
Non-cash share-based compensation expense	2,048	2,835
(Gain) loss on disposal of property and equipment	(62)	226
Gain on sale of Freeline Therapeutics GmbH	(20,279)
Gain on legal settlement	(2,227)
Changes in components of operating assets and liabilities
Prepaids and other current assets	(1,354)	1,083
Other non-current assets		(167)
Operating lease right of use assets	1,445	4,519
Accounts payable	(593)	3,443
Accrued expenses and other current liabilities	879	(7,425)
Operating lease liabilities, net	(1,484)	2,343
Net cash used in operating activities	(35,719)	(43,203)
Cash flows from investing activities:
Purchase of property and equipment	(648)	(939)
Proceeds from the sale of equipment	62
Proceeds from the sale of Freeline Therapeutics GmbH, net of cash transferred with sale of $1,015	24,203
Net cash provided by (used in) investing activities	23,617	(939)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		27,328
Proceeds from employee share purchase plan	32	110
Net cash provided by financing activities	32	27,438
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,958	(11,072)
Net decrease in cash, cash equivalents and restricted cash	(10,112)	(27,776)
Cash, cash equivalents and restricted cash
Beginning of period	48,909	119,063	$ 119,063
End of period	38,797	91,287	48,909
Supplemental disclosure of non-cash flow information:
Commitment shares issued to Lincoln Park Capital Fund, LLC		963
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	38,797	89,998	47,279
Long-term restricted cash		1,289
Total cash, cash equivalents and restricted cash	$ 38,797	$ 91,287	$ 48,909